Note 11 - Long-term Debt - Long-term Debt and Convertible Debentures (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Capital leases maturing at various dates through 2021	$ 1,991	$ 1,868
Other long-term debt maturing at various dates up to 2020	1,491	1,549
	249,893	262,498
Long-term debt - current (note 11)	2,426	1,961
Long-term debt - non-current (note 11)	247,467	260,537
Revolving Credit Facility [Member]
Revolving credit facility	$ 246,411	$ 259,081